OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Noncurrent [Abstract]
Schedule of Other Long-Term Liabilities

at December 31	2025	2024
(millions of Canadian $)

Operating lease liabilities (Note 9)	370	451
Fair value of derivative instruments (Note 27)	149	209
Asset retirement obligations	119	108
Loan from affiliate (Note 11)	111	—
Employee post-retirement benefits (Note 26)	69	94
Other	216	189
	1,034	1,051